UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F/A

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if an Amendment [x ];  Amendment Number: 1
        This Amendment (Check only one.):      [x] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          535 Madison Avenue, 15th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Eric Ross, Attorney-in-Fact for Marc Lasry
Phone:  (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Eric Ross             New York, New York        May 19, 2010
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Eight (8)

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $854,370 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:


NO.  FORM 13F FILE NO.                    NAME
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 1   028-12377         Avenue Capital Management II GenPar, L.L.C.
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 2   028-11224         Avenue Capital Management II, L.P.
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 3   028-12370         GL Partners IV, L.L.C.
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 4   028-12368         Avenue Capital Partners IV, L.L.C.
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 5   028-12383         Avenue Special Situations Fund IV, L.P.
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 6   028-13479         GL Partners V, L.L.C.
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 7   028-13480         Avenue Capital Partners V, L.L.C.
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 8   028-13481         Avenue Special Situations Fund V, L.P.
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

                                    FORM 13F/A INFORMATION TABLE



Name of                      Title of          CUSIP      Value      SH/Prn   SH/ Put/ Investment Other      Voting      Authority
Issuer                       Class                      (x $1,000)   Amount   Prn Call Discretion Managers   Sole        Shared None

CIT Group, Inc.              COM NEW          125581801    $21,330    547,477 SH       DEFINED    1,2          547,477
CIT Group, Inc.              COM NEW          125581801    $23,032    591,175 SH       DEFINED    1,2,3,4,5    591,175
CIT Group, Inc.              COM NEW          125581801   $111,548  2,863,139 SH       DEFINED    1,2,6,7,8  2,863,139
CIT Group, Inc.              COM NEW          125581801    $10,947    313,847 SH       DEFINED                 313,847
Citigroup Inc.               COM              172967101    $34,172  8,437,607 SH       DEFINED    1,2        8,437,607
Citigroup Inc.               COM              172967101    $26,063  6,435,269 SH       DEFINED    1,2,3,4,5  6,435,269
Citigroup Inc.               COM              172967101   $156,207 38,569,521 SH       DEFINED    1,2,6,7,8 38,569,521
Clearwire Corp New           RIGHT 06/21/2010 18538Q139        $51    277,254 SH       DEFINED    1,2          277,254
Clearwire Corp New           RIGHT 06/21/2010 18538Q139        $55    299,822 SH       DEFINED    1,2,3,4,5    299,822
Clearwire Corp New           RIGHT 06/21/2010 18538Q139       $789  4,266,004 SH       DEFINED    1,2,6,7,8  4,266,004
Clearwire Corporation        CL A             18538Q105     $8,003  1,119,254 SH       DEFINED    1,2        1,119,254
Clearwire Corporation        CL A             18538Q105     $2,144    299,822 SH       DEFINED    1,2,3,4,5    299,822
Clearwire Corporation        CL A             18538Q105    $30,502  4,266,004 SH       DEFINED    1,2,6,7,8  4,266,004
Dana Corp                    COM              235825205     $8,500    715,526 SH       DEFINED    1,2          715,526
Dana Corp                    COM              235825205    $11,370    957,057 SH       DEFINED    1,2,3,4,5    957,057
Dana Corp                    COM              235825205     $5,577    469,409 SH       DEFINED    1,2,6,7,8    469,409
Delta Air Lines Inc Del      COM NEW          247361702       $756     51,785 SH       DEFINED    1,2           51,785
Delta Air Lines Inc Del      COM NEW          247361702     $1,228     84,145 SH       DEFINED    1,2,3,4,5     84,145
Delta Air Lines Inc Del      COM NEW          247361702       $384     26,289 SH       DEFINED    1,2,6,7,8     26,289
Dynegy Inc Del               CL A             26817G102     $1,239    983,500 SH       DEFINED    1,2          983,500
Dynegy Inc Del               CL A             26817G102    $14,952 11,866,500 SH       DEFINED    1,2,6,7,8 11,866,500
Gray Television Inc          COM              389375106       $123     53,450 SH       DEFINED    1,2           53,450
Gray Television Inc          COM              389375106       $399    173,550 SH       DEFINED    1,2,6,7,8    173,550
Harman Intl Inds Inc         COM              413086109     $9,356    200,001 SH       DEFINED    1,2          200,001
Harman Intl Inds Inc         COM              413086109    $37,424    799,999 SH       DEFINED    1,2,6,7,8    799,999
Lear Corp                    COM NEW          521865204    $31,290    394,326 SH       DEFINED    1,2          394,326
Lear Corp                    COM NEW          521865204    $29,013    365,629 SH       DEFINED    1,2,3,4,5    365,629
Lear Corp                    COM NEW          521865204   $139,596  1,759,243 SH       DEFINED    1,2,6,7,8  1,759,243
Level 3 Communications Inc   COM              52729N100       $186    115,000 SH       DEFINED    1,2          115,000
Level 3 Communications Inc   COM              52729N100       $940    580,000 SH       DEFINED    1,2,3,4,5    580,000
Level 3 Communications Inc   COM              52729N100     $6,974  4,305,000 SH       DEFINED    1,2,6,7,8  4,305,000
Navistar Intl Corp           PFD SR D CONV    638901306     $4,406     98,500 SH       DEFINED    1,2           98,500
Navistar Intl Corp           PFD SR D CONV    638901306    $21,314    476,500 SH       DEFINED    1,2,6,7,8    476,500
Nextwave Wireless Inc        COM              65337Y102    $20,813 44,284,022 SH       DEFINED    1,2       44,284,022
Nextwave Wireless Inc        COM              65337Y102       $824  1,753,552 SH       DEFINED    1,2,3,4,5  1,753,552
Rite Aid Corp                COM              767754104     $1,197    787,751 SH       DEFINED    1,2          787,751
Rite Aid Corp                COM              767754104    $10,323  6,791,314 SH       DEFINED    1,2,6,7,8  6,791,314
Tenet Healthcare Corp        COM              88033G100     $1,115    195,000 SH       DEFINED    1,2          195,000
Tenet Healthcare Corp        COM              88033G100     $4,319    755,000 SH       DEFINED    1,2,6,7,8    755,000
TRW Automotive Holdings Corp COM              87264S106     $6,991    244,610 SH       DEFINED    1,2          244,610
TRW Automotive Holdings Corp COM              87264S106    $31,515  1,102,680 SH       DEFINED    1,2,6,7,8  1,102,680
TW Telecom Inc               COM              87311L104     $1,192     65,697 SH       DEFINED    1,2           65,697
TW Telecom Inc               COM              87311L104     $2,026    111,644 SH       DEFINED    1,2,3,4,5    111,644
TW Telecom Inc               COM              87311L104     $9,486    522,659 SH       DEFINED    1,2,6,7,8    522,659
U S Airways Group Inc        COM              90341W108     $3,041    413,750 SH       DEFINED    1,2          413,750
U S Airways Group Inc        COM              90341W108    $11,659  1,586,250 SH       DEFINED    1,2,6,7,8  1,586,250